Commitments and Contingencies (Energy Purchases, Energy Sales, Other Commitments and Legal Matters) (Detail)	1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 30, 2015 Project	May. 31, 2014 Project	Jul. 31, 2012 USD ($) Claims Plaintiff	Apr. 30, 2012 Utility	Jun. 30, 2015 USD ($) Claims Project	Dec. 31, 2014 USD ($) Claims Project Utility yr MW	Dec. 31, 2013 USD ($)
Legal Matters - Sierra Club Litigation (Numeric) [Abstract]
Number of separate claims included in the complaint against PPL Montana | Claims					39
Average requested amount, per day per violation, of injuctive relief and civil penalities					$ 36,000
Amount of civil penalities to be used for beneficial mitigation projects					$ 100,000
Estimated number of post-2000 projects alleged not to be in compliance with the Clean Air Act | Project					40
Number of plant projects included in a second amended complaint under alleged Clean Air Act violations | Project					8
Number of plant projects that had claims dismissed under alleged Clean Air Act violations | Project		3
Number of plant projects with remaining claims to be pursued by plaintiffs | Project	4
Regulatory Issues - Maryland Capacity Order (Numeric) [Abstract]
Number electric utilities ordered to enter into long term contracts | Utility				3
Regulatory Issues - Electric - Reliability Standards (Numeric) [Abstract]
Maximum per day penalties for reliability violations					$ 1,000,000
Pacific Northwest Markets [Member]
Regulatory Issues - Pacific Northwest Markets (Numeric) [Abstract]
Number of parties claiming refunds | Plaintiff			2
Loss Contingency, Damages Sought, Value			$ 23,000,000
Original amount of settled claim					$ 50,000,000
PPL Energy Supply LLC [Member]
Energy Purchase Commitments (Numeric) [Abstract]
Pre-tax charges incurred from coal contract modifications							$ 29,000,000
Legal Matters - Sierra Club Litigation (Numeric) [Abstract]
Number of separate claims included in the complaint against PPL Montana | Claims						39
Number of original claims against Colstrip that did not allege Prevention of Significant Deterioration but alleged Title V operating permit violations | Claims						3
Average requested amount, per day per violation, of injuctive relief and civil penalities						$ 36,000
Amount of civil penalities to be used for beneficial mitigation projects						$ 100,000
Estimated number of post-2000 projects alleged not to be in compliance with the Clean Air Act | Project						40
Number of plant projects that had claims dismissed under alleged Clean Air Act violations | Claims						3
Number of plant projects included in a second amended complaint under alleged Clean Air Act violations | Project						8
Regulatory Issues - Maryland Capacity Order (Numeric) [Abstract]
Number electric utilities ordered to enter into long term contracts | Utility						3
Capacity of natural gas-fired combined-cycle generating facility (in MW) | MW						661
Regulatory Issues - Pacific Northwest Markets (Numeric) [Abstract]
Original amount of settled claim						$ 50,000,000
Regulatory Issues - FERC Market-Based Rate Authority (Numeric) [Abstract]
Time from December 1998 that a subsidiary was required to respond to the FERC market analysis information request (in years) | yr						3
Frequency, after initial filing, that a subsidiary is required to respond to the FERC market analysis information request (in years) | yr						3
Regulatory Issues - Electric - Reliability Standards (Numeric) [Abstract]
Maximum per day penalties for reliability violations						$ 1,000,000
PPL Energy Supply LLC [Member] | Fuel
Commitments And Contingencies [Line Items]
Maximum Maturity Date						2023
PPL Energy Supply LLC [Member] | Limestone [Member]
Commitments And Contingencies [Line Items]
Maximum Maturity Date						2030
PPL Energy Supply LLC [Member] | Natural Gas Storage [Member]
Commitments And Contingencies [Line Items]
Maximum Maturity Date						2026
PPL Energy Supply LLC [Member] | Natural Gas Transportation [Member]
Commitments And Contingencies [Line Items]
Maximum Maturity Date						2032
PPL Energy Supply LLC [Member] | Power, excluding wind [Member]
Commitments And Contingencies [Line Items]
Maximum Maturity Date						2021
PPL Energy Supply LLC [Member] | Renewable Energy Credit [Member]
Commitments And Contingencies [Line Items]
Maximum Maturity Date						2021
PPL Energy Supply LLC [Member] | Wind Power [Member]
Commitments And Contingencies [Line Items]
Maximum Maturity Date						2027
PPL Energy Supply LLC [Member] | Pacific Northwest Markets [Member]
Regulatory Issues - Pacific Northwest Markets (Numeric) [Abstract]
Number of parties claiming refunds | Claims			2
Settlement amount reached with one of the parties			$ 75,000
Settled litigation [Member] | Pacific Northwest Markets [Member]
Regulatory Issues - Pacific Northwest Markets (Numeric) [Abstract]
Number of parties claiming refunds | Plaintiff			1
Settlement amount reached with one of the parties			$ 75,000
Settled litigation [Member] | PPL Energy Supply LLC [Member] | Pacific Northwest Markets [Member]
Regulatory Issues - Pacific Northwest Markets (Numeric) [Abstract]
Number of parties claiming refunds | Claims			1
Loss Contingency, Damages Sought, Value			$ 23,000,000